Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Credit facility
Distributions to holders of LLC Units						$ 1,737
Net loss	$ 5,000	$ 6,377	$ 15,136	$ 13,338	$ 19,907	6,844
Accumulated deficit	16,058		16,058		8,774	2,538
Cash and Cash Equivalent	871		871		1,445	5,116
Total long-term debt	16,316		16,316		41,212	31,744
Revolving Credit Facility | Credit Agreement | Line of Credit
Credit facility
Total long-term debt	$ 0		$ 0		$ 3,700	$ 3,000